Fair value measurement (Tables)	3 Months Ended
Mar. 31, 2017
Fair value measurement
Schedule of fair value of financial assets by level

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis for the periods presented (in thousands):

	As of March 31, 2017
	Level I	Level II	Level III	Total
Cash equivalents	49,601	—	—	49,601
Total assets	$49,601	$—	$—	$49,601
Warrant liabilities	—	—	26,018	26,018
Total liabilities	$—	$—	$26,018	$26,018

	As of December 31, 2016
	Level I	Level II	Level III	Total
Warrant liabilities	—	—	11,090	11,090
Total liabilities	$—	$—	$11,090	$11,090